STATEMENTS OF CASH FLOWS - STATUTORY BASIS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash from operations:
Premiums and other considerations	$ 635.1	$ 593.9	$ 516.6
Net investment income	54.2	47.6	37.0
Other income	56.7	56.7	57.2
Policyholder benefits	(201.4)	(119.5)	(80.8)
Net transfer (to) from Separate Accounts	(26.6)	(19.9)	(7.0)
Commissions, expenses, other deductions	(384.5)	(376.6)	(360.2)
Federal income taxes (paid) recovered	0.8	0.0	7.8
Net cash from (used in) operations	134.3	182.2	170.6
Proceeds from investments sold, matured or repaid:
Fixed maturities	65.0	284.8	343.8
Common Stocks	1.8	0.0	0.0
Derivatives and other miscellaneous proceeds	88.6	44.9	77.2
Total investment proceeds	155.4	329.7	421.0
Cost of investments acquired:
Fixed maturities	(350.1)	(339.1)	(663.1)
Common stocks	0.0	(2.0)	0.0
Change in policy loans	21.6	(53.0)	(12.0)
Derivatives and other miscellaneous payments	(2.0)	(9.7)	(40.6)
Total investments acquired	(330.5)	(403.8)	(715.7)
Net cash provided by (used in) investing activities	(175.1)	(74.1)	(294.7)
Cash from (used in) financing activities and miscellaneous sources:
Capital and paid in surplus	70.0	0.0	0.0
Amounts withheld or retained by company as agent	3.1	(81.9)	35.7
Other cash provided (applied)	7.0	(15.1)	18.8
Net cash from (used in) financing activities and miscellaneous sources	80.1	(97.0)	54.5
Net change in cash, cash equivalents, and short-term investments	39.3	11.1	(69.6)
Cash, cash equivalents and short-term investments, beginning of year	48.8	37.7	107.3
Cash, cash equivalents and short-term investments, end of year	$ 88.1	$ 48.8	$ 37.7